Note Mortgage banking activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mortgage servicing rights fair value adjustments	$ (25,336)	$ (7,904)	$ (24,683)
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	8,245	542	40,591
Trading Gains (Losses)	(785)	(4,723)	4,358
Mortgage banking activities	56,538	81,802	30,615
Mortgage Banking Activities
Mortgage servicing fees	58,208	59,461	41,761
Mortgage servicing rights fair value adjustments	(25,336)	(7,904)	(24,683)
Servicing Fees Net	32,872	51,557	17,078
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	26,976	35,336	31,213
Unrealized gains (losses) on outstanding derivative positions	(1)	17	(726)
Realized (losses) on closed derivative positions	(3,309)	(5,108)	(16,950)
Trading Gains (Losses)	(3,310)	(5,091)	(17,676)
Mortgage banking activities	$ 56,538	$ 81,802	$ 30,615